Other Borrowed Funds	12 Months Ended
Dec. 31, 2025
Other Borrowed Funds [Abstract]
Other Borrowed Funds
Note I - Other Borrowed Funds
Other borrowed funds at December 31, 2025 and 2024 are comprised of advances from the FHLB of Cincinnati and promissory notes.

	FHLB Borrowings	Promissory Notes	Totals
2025	$42,247	$2,601	$44,848
2024	$37,239	$2,501	$39,740

Pursuant to collateral agreements with the FHLB, advances are secured by $410,568 in qualifying mortgage loans, $39,118 in commercial loans and $3,118 in FHLB stock at December 31, 2025. Fixed-rate FHLB advances of $42,247 mature through 2042 and have interest rates ranging from 1.53% to 4.91% and a year-to-date weighted average cost of 4.03% and 4.02% at December 31, 2025 and 2024, respectively. There were no variable-rate FHLB borrowings at December 31, 2025.

At December 31, 2025, the Company had a cash management line of credit enabling it to borrow up to $100,000 from the FHLB, subject to the stock ownership and collateral limitations described below. All cash management advances have an original maturity of 90 days. The line of credit must be renewed on an annual basis. There was $100,000 available on this line of credit at December 31, 2025.
Based on the Company’s current FHLB stock ownership, total assets and pledgeable loans, the Company had the ability to obtain borrowings from the FHLB up to a maximum of $250,501 at December 31, 2025. Of this maximum borrowing capacity, the Company had $156,254 available to use as additional borrowings, of which $156,254 could be used for short term, cash management advances, as mentioned above. Furthermore, the Company pledged collateral to the FRB to establish a borrowing line, which had availability of $41,891 at December 31, 2025.

At December 31, 2025, the Company had a federal funds line of credit with two correspondent banks totaling $25,000. The lines of credit are not committed and are provided at the discretion of the correspondent bank. No collateral has been pledged to the lines of credit. Any advance is due to be repaid the next business day. At December 31, 2025, there was $25,000 available on these lines of credit.

Promissory notes, issued primarily by Ohio Valley, are due at various dates through a final maturity date of November 18, 2026, and have fixed rates ranging from 4.25% to 4.60% and a year-to-date weighted average cost of 4.49% at December 31, 2025, as compared to 4.71% at December 31, 2024. At December 31, 2025 and 2024, there were six promissory notes payable by Ohio Valley to related parties totaling $2,601 and $2,501, respectively. See Note M for further discussion of related party transactions. There were no promissory notes payable to other banks at December 31, 2025 and 2024, respectively.

Letters of credit issued on the Bank’s behalf by the FHLB to collateralize certain public unit deposits as required by law totaled $52,000 at December 31, 2025 and $58,500 at December 31, 2024.

Scheduled principal payments over the next five years:

	FHLB Borrowings	Promissory Notes	Totals
2026	$10,444	$2,601	$13,045
2027	22,908	—	22,908
2028	1,397	—	1,397
2029	1,349	—	1,349
2030	1,733	—	1,733
Thereafter	4,416	—	4,416
	$42,247	$2,601	$44,848